Deposits and Subordinated Debt - Summary of Deposits (Parenthetical) (Detail) - CAD ($) $ in Millions	Jul. 31, 2022	Oct. 31, 2021
Disclosure Of Deposits [Line Items]
Deposits booked payable on a fixed date	$ 308,478
Deposits eligible for early redemption without penalty	26,970	$ 20,991
Bank Recapitalization (Bail-In) Regime [member]
Disclosure Of Deposits [Line Items]
Deposits booked payable on a fixed date	47,698	35,959
U.S. dollars [member]
Disclosure Of Deposits [Line Items]
Deposits liabilities	353,568	342,967
Non USD Non CAD [Member]
Disclosure Of Deposits [Line Items]
Deposits liabilities	$ 46,026	$ 29,937